CURRENT AND DEFERRED TAXES - Schedule of balances of deferred tax (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	$ 4,782	$ 5,915
Liabilities	382,359	344,625
Properties, Plants and equipment
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(941,136)	(1,006,814)
Liabilities	70,745	81,326
Assets by right of use
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(585,957)	(367,112)
Liabilities	54	70
Lease Liabilities
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	792,781	586,878
Liabilities	(74)	(115)
Amortization
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(112,002)	(88,172)
Liabilities	10	10
Provisions
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	222,409	9,133
Liabilities	81,091	69,519
Revaluation of financial instruments
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(889)	2,438
Liabilities	0	0
Tax losses
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	613,264	852,654
Liabilities	(86,320)	(94,005)
Intangibles
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	0	0
Liabilities	300,359	270,512
Other
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	16,312	16,910
Liabilities	$ 16,494	$ 17,308